Not FDIC Insured May Lose Value No Bank Guarantee
38910-Q1PH

Schedule of Investments
(unaudited)
Putnam Global Health Care Fund 2
Notes to Schedule of Investments 6

Putnam Global Health Care Fund
Schedule of Investments (unaudited), November 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Biotechnology 20.1%
AbbVie, Inc. ....................................... United States 490,800 $ 111,755,160
a
Alnylam Pharmaceuticals, Inc. .......................... United States 43,320 19,547,284
a
Arcus Biosciences, Inc. ............................... United States 499,500 13,036,950
a
Argenx SE ........................................ Netherlands 20,864 19,019,515
a,b
Ascendis Pharma A/S , ADR ........................... Denmark 113,788 24,160,606
a
Genmab A/S ....................................... Denmark 34,895 11,211,226
Gilead Sciences, Inc. ................................ United States 374,700 47,152,248
Regeneron Pharmaceuticals, Inc. ....................... United States 32,778 25,573,068
a
Rhythm Pharmaceuticals, Inc. .......................... United States 107,800 11,759,902
a
Vaxcyte, Inc. ....................................... United States 228,000 11,311,080
a
Vertex Pharmaceuticals, Inc. ........................... United States 69,300 30,049,173
324,576,212
Health Care Equipment & Supplies 14.7%
Abbott Laboratories .................................. United States 341,400 44,006,460
Becton Dickinson & Co. ............................... United States 88,700 17,209,574
a
Boston Scientific Corp. ............................... United States 517,548 52,572,526
Hoya Corp. ........................................ Japan 90,100 13,534,759
a
Intuitive Surgical, Inc. ................................ United States 98,260 56,350,145
Medtronic plc ...................................... United States 499,800 52,643,934
236,317,398
Health Care Providers & Services 14.5%
Cardinal Health, Inc. ................................. United States 192,200 40,796,372
CVS Health Corp. ................................... United States 366,300 29,435,868
a
GeneDx Holdings Corp. , A ............................. United States 53,500 8,931,825
HCA Healthcare, Inc. ................................. United States 67,500 34,309,575
McKesson Corp. .................................... United States 45,000 39,650,400
UnitedHealth Group, Inc. .............................. United States 246,120 81,162,992
234,287,032
Life Sciences Tools & Services 6.5%
Danaher Corp. ..................................... United States 55,100 12,495,578
a
IQVIA Holdings, Inc. ................................. United States 69,300 15,939,693
Thermo Fisher Scientific, Inc. .......................... United States 126,920 74,988,144
103,423,415
Pharmaceuticals 42.3%
AstraZeneca plc .................................... United Kingdom 439,010 81,396,392
Chugai Pharmaceutical Co. Ltd. ........................ Japan 296,300 15,865,715
Eli Lilly & Co. ...................................... United States 184,580 198,510,252
a,b
Enliven Therapeutics, Inc. ............................. United States 338,800 7,318,080
Galderma Group AG ................................. Switzerland 73,553 14,684,192
GSK plc .......................................... United States 804,852 19,152,289
a
Innoviva, Inc. ...................................... United States 1,455,630 31,630,840
Johnson & Johnson ................................. United States 596,043 123,333,217
Merck & Co., Inc. ................................... United States 672,271 70,474,169
Novartis AG ....................................... United States 547,809 71,467,207
Novo Nordisk A/S , B ................................. Denmark 633,259 31,360,818
UCB SA .......................................... Belgium 54,918 15,350,337
680,543,508
Total Common Stocks (Cost $ 926,938,602 ) ...................................
1,579,147,565

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 0.0%
†
c
U.S. Treasury Notes , 3.5%, 2/15/33 ...................... United States 117,000 $ 114,729
Total U.S. Government and Agency Securities (Cost $ 114,729 ) ..................
114,729
Total Long Term Investments (Cost $ 927,053,331 ) .............................
1,579,262,294
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Becton Dickinson & Co. , Counterparty CITI , June Strike Price
$ 230.00 , Expires 6/18/26 ............................ 43,285,080 8,398,171,222 635,492
Total Options Purchased (Cost $ 884,521 ) ....................................
635,492
Short Term Investments 2.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
d ,e
U.S. Treasury Bills ,
2.9%, 12/04/25 ................................... United States 200,000 199,935
3.74%, 1/20/26 ................................... United States 3,100,000 3,083,643
3,283,578
Total U.S. Government and Agency Securities (Cost $ 3,283,644 ) ................
3,283,578
Shares
Management Investment Companies 1.7%
f,g
Putnam Short Term Investment Fund , Class P , 4.194% ....... United States 27,254,485 27,254,485
Total Management Investment Companies (Cost $ 27,254,485 ) ..................
27,254,485
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
f,g
Putnam Cash Collateral Pool, LLC , 4.234% ................ United States 7,855,275 7,855,275
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 7,855,275 ) ..........................................................
7,855,275
Total Short Term Investments (Cost $ 38,393,404 ) ..............................
38,393,338
a
Total Investments (Cost $ 966,331,256 ) 100.5% ................................
$1,618,291,124
Options Written (0.0) %
†
....................................................
(320,900)
Other Assets, less Liabilities (0.5) % .........................................
(7,523,911)
Net Assets 100.0% .........................................................
$1,610,446,313
a a a

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At November 30, 2025 , the Fund had the following forward exchange contracts outstanding.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Becton Dickinson & Co. , Counterparty CITI , June Strike Price
$ 245.00 , Expires 6/18/26 ............................ 46,108,020 8,945,878,040 $ (320,900)
Total Options Written (Premiums received $ 451,671 ) ..........................
$ (320,900)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2025.
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At November 30, 2025, the aggregate value of these securities pledged amounted to $1,934,594, representing 0.1% of net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 10,942,300 14,687,804 12/17/25 $ — $ (203,471)
British Pound ...... BZWS Sell 6,750,500 9,149,314 12/17/25 213,671 —
British Pound ...... CITI Buy 5,056,900 6,853,968 12/17/25 — (160,145)
British Pound ...... GSCO Sell 14,765,400 19,389,438 12/17/25 11,152 (166,688)
British Pound ...... HSBK Sell 3,719,400 5,014,556 12/17/25 91,182 —
British Pound ...... SSBT Buy 4,429,200 6,006,221 12/17/25 — (143,285)
British Pound ...... TDOM Sell 1,264,000 1,714,098 12/17/25 40,940 —
British Pound ...... UBSW Sell 3,170,800 4,299,763 12/17/25 102,572 —
Danish Krone ...... BOFA Buy 162,954,600 25,769,236 12/17/25 — (425,371)
Danish Krone ...... CITI Buy 44,168,000 6,983,909 12/17/25 — (114,586)
Danish Krone ...... CITI Sell 71,954,100 11,185,586 12/17/25 — (5,230)
Danish Krone ...... GSCO Buy 41,117,700 6,502,158 12/17/25 — (107,240)
Danish Krone ...... GSCO Sell 94,444,700 15,081,175 12/17/25 392,460 —
Danish Krone ...... HSBK Sell 106,669,200 16,865,309 12/17/25 275,352 —
Danish Krone ...... JPHQ Sell 19,172,900 3,031,416 12/17/25 49,509 —
Danish Krone ...... MSCO Buy 22,598,900 3,562,604 12/17/25 — (47,862)
Danish Krone ...... MSCO Sell 149,156,800 23,579,620 12/17/25 381,687 —
Danish Krone ...... SSBT Buy 44,535,300 6,954,565 12/17/25 — (28,116)
Danish Krone ...... SSBT Sell 112,771,100 17,510,097 12/17/25 83,334 (112,205)
Danish Krone ...... UBSW Buy 30,578,200 4,834,381 12/17/25 — (78,641)
Euro ............. BOFA Sell 622,700 734,356 12/17/25 11,194 —
Euro ............. BZWS Buy 134,800 158,969 12/17/25 — (2,421)
Euro ............. GSCO Buy 3,271,600 3,858,165 12/17/25 — (58,744)
Euro ............. HSBK Buy 3,836,300 4,432,458 12/17/25 22,768 —
Euro ............. JPHQ Buy 10,424,300 12,292,543 12/17/25 — (186,447)
Euro ............. MSCO Buy 12,517,100 14,708,971 12/17/25 — (172,434)
Euro ............. SSBT Buy 16,043,300 18,774,000 12/17/25 10,592 (152,960)
Euro ............. SSBT Sell 4,368,000 5,066,467 12/17/25 — (6,240)

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 9 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. TDOM Sell 13,113,900 15,462,337 12/17/25 $ 232,717 $ —
Euro ............. UBSW Buy 25,569,800 29,582,456 12/17/25 112,626 —
Euro ............. WPAC Buy 1,251,500 1,475,412 12/17/25 — (22,002)
Swedish Krona ..... GSCO Buy 21,858,600 2,360,961 12/17/25 — (43,514)
Swiss Franc ....... BOFA Sell 13,238,100 16,473,904 12/17/25 38,860 (80,926)
Swiss Franc ....... CITI Sell 4,572,600 5,730,535 12/17/25 25,719 —
Swiss Franc ....... HSBK Buy 2,438,600 3,093,375 12/17/25 — (50,956)
Swiss Franc ....... JPHQ Buy 3,363,700 4,267,330 12/17/25 — (70,748)
Swiss Franc ....... MSCO Buy 8,592,300 10,912,312 12/17/25 — (192,483)
Swiss Franc ....... SSBT Buy 3,866,800 4,910,796 12/17/25 — (86,542)
Swiss Franc ....... TDOM Buy 8,943,200 11,245,848 12/17/25 2,786 (91,019)
Swiss Franc ....... UBSW Buy 32,160,700 40,346,603 12/17/25 56,808 (279,441)
Australian Dollar .... BOFA Buy 70,900 46,090 1/14/26 375 —
Australian Dollar .... CITI Buy 5,916,800 3,840,225 1/14/26 37,409 —
Australian Dollar .... HSBK Buy 3,921,600 2,547,981 1/14/26 22,078 —
Australian Dollar .... MSCO Sell 3,741,500 2,441,823 1/14/26 — (10,207)
Australian Dollar .... SSBT Buy 3,000,400 1,951,055 1/14/26 15,287 —
Australian Dollar .... UBSW Sell 5,337,200 3,464,900 1/14/26 — (32,887)
Australian Dollar .... WPAC Buy 28,725,900 18,761,862 1/14/26 63,942 —
Canadian Dollar .... GSCO Sell 2,433,200 1,741,483 1/14/26 — (3,685)
Canadian Dollar .... HSBK Buy 5,243,800 3,761,531 1/14/26 — (513)
Canadian Dollar .... JPHQ Sell 2,778,300 1,988,434 1/14/26 — (4,250)
Israeli New Shekel .. GSCO Buy 8,239,100 2,511,768 1/14/26 19,485 —
New Zealand Dollar . UBSW Buy 4,091,500 2,350,579 1/14/26 2,299 —
Japanese Yen ...... BOFA Sell 168,914,300 1,103,207 2/12/26 14,205 —
Japanese Yen ...... BZWS Buy 1,198,567,300 7,827,859 2/12/26 — (100,608)
Japanese Yen ...... GSCO Buy 823,850,000 5,380,491 2/12/26 — (69,070)
Japanese Yen ...... JPHQ Buy 604,045,600 3,945,101 2/12/26 — (50,775)
Japanese Yen ...... MSCO Buy 1,128,668,900 7,334,853 2/12/26 — (58,243)
Japanese Yen ...... SSBT Sell 1,397,314,900 9,080,107 2/12/26 71,515 —
Japanese Yen ...... TDOM Buy 650,176,300 4,225,189 2/12/26 — (33,455)
Japanese Yen ...... UBSW Buy 1,225,525,500 7,963,853 2/12/26 — (62,801)
Total Forward Exchange Contracts ................................................... $2,402,524 $(3,516,211)
Net unrealized appreciation (depreciation) ............................................ $(1,113,687)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Global Health Care Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Global Health Care Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Global Health Care Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Health Care Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.194% ...... $22,873,286 $108,257,170 $(103,875,971) $— $— $27,254,485 27,254,485 $247,442
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.234% ............. $13,230,970 $31,376,616 $(36,752,311) $— $— $7,855,275 7,855,275 $60,986
Total Affiliated Securities ... $36,104,256 $139,633,786 $(140,628,282) $— $— $35,109,760 $308,428
2. Financial Instrument Valuation
(continued)

Putnam Global Health Care Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Global Health Care Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... $ 294,345,471 $ 30,230,741 $ — $ 324,576,212
Health Care Equipment & Supplies ......... 222,782,639 13,534,759 — 236,317,398
Health Care Providers & Services .......... 234,287,032 — — 234,287,032
Life Sciences Tools & Services ............ 103,423,415 — — 103,423,415
Pharmaceuticals ....................... 431,266,558 249,276,950 — 680,543,508
U.S. Government and Agency Securities ....... — 114,729 — 114,729
Options Purchased ....................... — 635,492 — 635,492
Short Term Investments ................... 27,254,485 11,138,853 — 38,393,338
Total Investments in Securities ........... $1,313,359,600 $304,931,524
b
$— $1,618,291,124
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,402,524 $— $2,402,524
Total Other Financial Instruments ......... $— $2,402,524 $— $2,402,524
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $320,900 $— $320,900
Forward Exchange Contracts ............... — 3,516,211 — 3,516,211
Total Other Financial Instruments ......... $— $3,837,111 $— $3,837,111
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $293,042,450, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Global Health Care Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.